Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 930,031	$ 1,957,620	$ 2,887,651
MEXICO
Total	553,954	760,145	1,314,099
MEXICO | Ejido San Felipe
Total		146,263	146,263
MEXICO | Ejido San Jose de las Bocas
Total		116,431	116,431
MEXICO | Government of Mexico, Secretariat of Economy
Total	553,954	497,451	1,051,405
UNITED STATES
Total	376,077	1,197,475	1,573,552
UNITED STATES | Government of United States of America, Bureau of Land Management
Total		176,066	176,066
UNITED STATES | Government of United States of America, US Department of Interior
Total		216,541	216,541
UNITED STATES | Idaho Department of the Environment
Total		304,465	304,465
UNITED STATES | Nevada Division of Environmental Protection
Total		115,670	115,670
UNITED STATES | Pension Benefit Guaranty Corporation
Total		$ 384,733	384,733
UNITED STATES | Shoshone County Tax Collector
Total	$ 376,077		$ 376,077